Document and Entity Information Document	Jun. 25, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 05, 2022
Entity Registrant Name	Steel Connect, Inc.
Entity Central Index Key	0000914712
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35319
Entity Tax Identification Number	04-2921333
Entity Address, Address Line One	2000 Midway Ln
Entity Address, City or Town	Smyrna
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37167
City Area Code	914
Local Phone Number	461-1276
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	STCN
Security Exchange Name	NASDAQ
Series D Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Rights to Purchase Series D Junior Participating Preferred Stock
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ